SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total Sales	$ 1,300,439	$ 1,406,005
Total Segment income	610,407	751,068
General and Administrative expense	(488,177)	(480,812)
Salaries	(772,463)	(495,269)
Travel	(145,170)	(86,292)
Professional Fees	(155,241)	(111,318)
Facility lease and Maintenance	(346,454)	(363,643)
Consulting	(243,371)	(157,149)
Bad Debt Expense		(259,289)
Depreciation and Amortization	(32,292)	(32,912)
Change in derivative liability	1,752,119	(1,270,099)
Gain / (Loss) on debt settlement and write down	868,502	399,181
Interest and Financing fees	(769,369)	(1,329,230)
Net Loss before income tax	278,492	(3,435,764)
Total Assets	6,432,274	4,123,671
Manufacturing Amd Engineering [Member]
Product Information [Line Items]
Total Sales	93,371	422,631
Total Segment income	(90,328)	118,412
Total Assets	3,836,405	1,922,648
Clean Energy H R S [Member]
Product Information [Line Items]
Total Sales	1,014,707	930,882
Total Segment income	547,812	581,903
Total Assets	2,556,166	2,166,478
Cety Europe [Member]
Product Information [Line Items]
Total Sales	192,361	52,492
Total Segment income	152,923	50,753
Total Assets	$ 39,703	$ 34,545